SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL [Abstract]
SHARE CAPITAL

6.	SHARE CAPITAL

Common Shares

Authorized:
The authorized capital of the Company consists of an unlimited number of common shares without par value.

Issued:

During the year ended December 31, 2020:
a.	On January 14, 2020, the Company issued 600,000 common shares in lieu of fees for consulting services. The shares were fair valued at $72,000.
b.	On February 11, 2020, the Company issued 416,667 commons shares to settle debt of $50,000. The shares were fair valued at $50,000 and no gain or loss on debt settlement was recorded.
c.	On March 23, 2020, the Company issued 205,556 common shares in lieu of fees to a consultant of the Company. The shares were fair valued at $18,500.
d.	On May 29, 2020, the Company issued 600,000 common shares as consideration for a convertible note issued by the Company, the shares were fair valued at $nil.
e.	On June 9, 2020, the Company issued 270,000 in shares pursuant to a debt settlement, the shares were fair valued at $27,000.
f.	On June 11, 2020, the Company issued 1,200,000 common shares to settle and terminate a business advisory agreement, the shares were fair valued at $150,000.
g.	On June 24, 2020, the Company issued 600,000 common shares in lieu of fees for consulting services. The shares were fair valued at $66,000.
h.	On June 29, 2020, the Company issued 300,000 common shares as consideration for a convertible note issued by the Company, the shares were fair valued at $nil.
i.	On July 3, 2020, the Company issued 1,000,000 common shares fair valued at $95,000 for management fees.
j.	On July 15, 2020, the Company issued 500,000 common shares fair valued at $47,500 for management fees.
k.	On August 27, 2020, the Company issued 583,333 common shares to settle $35,000 USD of convertible debt, the shares were valued at $64,167 (note 11).
l.	On September 15, 2020, the Company issued 500,000 common shares fair valued at $40,000 for management fees.
m.	On September 29, 2020, the Company issued 150,000 common shares valued at $nil pursuant to the issuance of an additional convertible note.
n.	On October 16, 2020, the Company issued 75,000 common shares valued at $nil pursuant to the issuances of an additional convertible note.
o.	On November 6, 2020, the Company issued 262,500 common shares in lieu of fees, the shares were fair valued at $21,000.
p.	On December 14, 2020, the Company issued 833,333 common shares to settle $50,000 USD of convertible debt. The shares were valued at $133,333.
q.	On December 17, 2020, the Company issued 1,666,667 common shares to settle $100,000 USD of convertible debt. The shares were valued at $291,667.
r.	On December 18, 2020, the Company issued 2,100,000 common shares to settle $199,752 USD of debt. The shares were fair valued at $357,000 and the Company recorded a loss on debt settlement of $103,773.
s.	On December 21, 2020, the Company issued 100,000 common shares as consideration for a convertible note issued by the Company, the shares were fair valued at $nil.
t.	On December 23, 2020, the Company issued 1,846,564 common shares to settle $110,794 USD of convertible debt. The shares were valued at $267,752.

During the year ended December 31, 2019:
a.	On January 31, 2019, the Company issued 150,000 common shares to settle debt of $45,000. The shares were fair valued at $45,000 and no gain or loss on debt settlement was recorded.
b.	On March 22, 2019, the Company issued 210,000 common shares in lieu of fees, the shares were fair valued at $79,800.
c.	The Company received $194,737 of subscriptions receivable.
d.
On April 8, 2019, the Company issued 171,427 common shares to its officers, directors and consultants to settle corporate indebtedness of $60,000, the shares were fair valued at $60,857 and a loss on debt settlement of $857 was recorded.

e.	The Company issued 1,275,000 common shares pursuant to exercise of stock options for proceeds of $256,249.
f.	The Company issued 2,958,600 common shares pursuant to exercise of warrants for proceeds of $339,870.
g.	The Company issued 600,000 common shares in lieu of fees, the shares were fair valued at $132,000.
h.	On September 10, 2019, the Company issued 293,020 common shares to settle debt of $63,000, the shares were fair valued at $63,000 and no gain or loss on debt settlement was recorded.
i.	On July 30, 2019, the Company issued 500,000 common shares in lieu of fees, the shares were fair valued at $115,000.
j.	On September 10, 2019, the Company issued 280,000 common shares in lieu of fees, the shares were fair valued at $37,800.
k.
On November 22, 2019, the Company closed a non-brokered private placement financing consisting of 4,071,353 units at a price of $0.085 per unit for gross proceeds of $346,065. Each unit consists of one common share and one-half of one share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share of the Company exercisable at a price of $0.15 per share for a period of 24 months from the date of issuance. The Company incurred cash share issuance costs of $20,442 and issued 48,800 finders’ warrants exercisable at a price of $0.15 per share for a period of 24 months from the date of grant. The fair value of the finders warrants were fair valued at $2,034 using the Black Scholes option pricing model. As at December 31, 2019, the Company had $72,875 in subscriptions receivable relating to the private placement.

Stock Options

The Company has adopted an incentive stock option plan, which enables the Board of Directors of the Company from time to time, at its discretion, and in accordance with the CSE requirements to, grant to directors, officers, employees and consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 20% of the Company’s issued and outstanding common shares. Each stock option permits the holder to purchase one share at the stated exercise price. The options vest at the discretion of the Board of Directors.

The following is a summary of the Company’s stock option activity:
	Number of Options #	Weighted Average Exercise Price $

Balance, December 31, 2018	10,829,000	0.24

Granted	3,400,000	0.15
Exercised	(1,275,000)	0.20
Expired	(655,000)	0.24
Forfeited	(1,925,000)	0.24
Balance, December 31, 2019	10,374,000	0.22

Granted	6,725,000	0.09
Exercised	(2,000,000)	0.09
Expired	(200,000)	0.17
Forfeited	(5,099,000)	0.20
Balance, December 31, 2020	9,800,000	0.15

Pursuant to the exercise of stock options the Company reallocated $130,127 (2019 - $205,708) of contributed surplus to share capital.

On May 6, 2020, the Company granted 2,875,000 options to officers, directors and consultants of the Company. The options had an exercise price of $0.09, vested immediately and expire on May 6, 2025. The Company fair valued the options using the Black-Scholes option pricing model at $208,995.

On June 1, 2020, the Company granted 250,000 options to an employee of the Company, the options have an exercise price of $0.14 and expire on January 30, 2023. The options vested immediately and were fair valued at $14,251.

On July 22, 2020, the Company granted 500,000 options to consultants of the Company, the options have an exercise price of $0.09 and expire on July 22, 2025. The options vested immediately and were fair valued at $34,827 using the Black-Scholes option pricing model.

On November 12, 2020, the Company granted 1,000,000 options to consultants of the Company, the options have an exercise price of $0.09 and expire on November 12, 2025. The options vested immediately and were fair valued at $57,909 using the Black-Scholes option pricing model.

On November 12, 2020, the Company granted 2,000,000 options to directors, officers and consultants of the Company, the options have an exercise price of $0.075 and expire on November 12, 2025. The options vested immediately and were fair valued at $121,608 using the Black-Scholes option pricing model.

During the year ended December 31, 2020, the Company recorded share-based payments expense of $473,103 (2019 - $776,962; 2018 - $1,548,784) pursuant to the vesting of previously granted options and the granting of the above-mentioned options. The Company fair values options using the Black-Scholes option pricing model using the following assumptions:

	December 31, 2020	December 31 2019

Weighted average fair value of options granted	$0.06	$0.04

Risk-free interest rate	0.44 – 1.51%	1.15%-1.8%
Estimated life	1 – 5 years	5.00 years
Expected volatility	106% - 119%	112%-122%
Expected dividend yield	0.00%	0.00%

As at December 31, 2020 the following options were outstanding and exercisable:

Expiry Date	Exercise price $	Remaining life (years)	Options outstanding
November 17, 2022	0.16	1.88	150,000
November 28, 2022	0.18	1.91	550,000
January 21, 2023	0.32	2.06	450,000
May 1, 2023	0.24	2.33	500,000
June 28, 2023	0.20	2.49	25,000
August 15, 2023	0.21	2.62	400,000
August 31, 2023	0.27	2.67	450,000
November 22, 2023	0.26	2.89	150,000
December 13, 2023	0.25	2.95	750,000
May 2, 2024	0.27	3.34	150,000
May 17, 2024	0.245	3.41	200,000
June 17, 2024	0.245	3.46	300,000
May 6, 2025	0.09	4.35	2,875,000
June 1, 2025	0.14	2.08	250,000
July 22, 2025	0.09	4.56	500,000
November 12, 2025	0.075	4.87	2,100,000
		3.69	9,800,000

Warrants

The following is a summary of the Company’s warrant activity:
	Number of Options #	Weighted Average Exercise Price $

Balance, December 31, 2018	13,877,917	0.20

Issued	2,084,476	0.15
Exercised	(2,958,600)	0.11
Expired	(891,480)	0.08
Balance, December 31, 2019	12,112,313	0.23

Exercised	(200,000)	0.15
Expired	(10,027,836)	0.29
Balance, December 31, 2020	1,884,477	0.15

As of December 31, 2020 the following share purchase warrants were outstanding and exercisable:

Expiry Date	Number Outstanding	Exercise Price $

November 22, 2021	1,884,477	0.15
	1,884,477	0.15